Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 26, 2012
Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 26, 2012
Prospectus Date	rr_ProspectusDate	Oct 31, 2011

Scout Stock Fund (Prospectus Summary): | Scout Stock Fund
Scout Stock Fund

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Scout Stock Fund (Prospectus Summary): | Scout Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Scout Stock Fund
Supplement Text	ck0001105128_SupplementTextBlock

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Stock Fund | Scout Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBSX

Scout Small Cap Fund (Prospectus Summary): | Scout Small Cap Fund
Scout Small Cap Fund

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Scout Small Cap Fund (Prospectus Summary): | Scout Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Scout Small Cap Fund
Supplement Text	ck0001105128_SupplementTextBlock

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Small Cap Fund | Scout Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBHX

Scout International Fund (Prospectus Summary): | Scout International Fund
Scout International Fund

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Scout International Fund (Prospectus Summary): | Scout International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Scout International Fund
Supplement Text	ck0001105128_SupplementTextBlock

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout International Fund | Scout International Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBWX

Scout Core Bond Fund (Prospectus Summary): | Scout Core Bond Fund
Scout Core Bond Fund

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Scout Core Bond Fund (Prospectus Summary): | Scout Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Scout Core Bond Fund
Supplement Text	ck0001105128_SupplementTextBlock

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Core Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCIX
Scout Core Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCYX

Scout Mid Cap Fund (Prospectus Summary): | Scout Mid Cap Fund
Scout Mid Cap Fund

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Scout Mid Cap Fund (Prospectus Summary): | Scout Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Scout Mid Cap Fund
Supplement Text	ck0001105128_SupplementTextBlock

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Mid Cap Fund | Scout Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBMX

Scout International Discovery Fund (Prospectus Summary): | Scout International Discovery Fund
Scout International Discovery Fund

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Scout International Discovery Fund (Prospectus Summary): | Scout International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Scout International Discovery Fund
Supplement Text	ck0001105128_SupplementTextBlock

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout International Discovery Fund | Scout International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBDX

Scout Core Plus Bond Fund (Prospectus Summary): | Scout Core Plus Bond Fund
Scout Core Plus Bond Fund

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Scout Core Plus Bond Fund (Prospectus Summary): | Scout Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Scout Core Plus Bond Fund
Supplement Text	ck0001105128_SupplementTextBlock

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Core Plus Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPYX
Scout Core Plus Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPZX

Scout Global Equity Fund (Prospectus Summary): | Scout Global Equity Fund
Scout Global Equity Fund

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Scout Global Equity Fund (Prospectus Summary): | Scout Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Scout Global Equity Fund
Supplement Text	ck0001105128_SupplementTextBlock

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Global Equity Fund | Scout Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGLX

Scout Unconstrained Bond Fund (Prospectus Summary): | Scout Unconstrained Bond Fund
Scout Unconstrained Bond Fund

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Scout Unconstrained Bond Fund (Prospectus Summary): | Scout Unconstrained Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Scout Unconstrained Bond Fund
Supplement Text	ck0001105128_SupplementTextBlock

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Unconstrained Bond Fund | Scout Unconstrained Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUBFX